Financial instruments (Disclosure of financial instruments) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value through profit and loss ("FVTPL")
Cash	$ 57,539	$ (54,227)	$ 47,098	$ 24,950
Marketable securities	3,096,000	1,755,000
Other financial liabilities
Overdraft	0	54,227
Convertible debenture derivative	145,122	1,025,803
Fair value [Member] | Level 1 [Member]
Fair value through profit and loss ("FVTPL")
Cash	57,539	0
Other financial liabilities
Overdraft	0	54,227
Fair value [Member] | Level 2 [Member]
Fair value through profit and loss ("FVTPL")
Marketable securities	3,096,000	1,755,000
Fair value [Member] | Level 3 [Member]
Other financial liabilities
Convertible debenture derivative	$ 145,122	$ 1,025,803